Net Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE
NOTE 6:-	NET LOSS PER SHARE

Basic and diluted net loss per share is calculated by dividing the net loss by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration for common stock equivalents.

As the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential ordinary shares outstanding would have been anti-dilutive.  Dilutive securities that were not included in the calculation of diluted net loss per share for the six months ended June 30, 2022 as they were anti-dilutive totaled 397,203,840 (out of which, 377,947,640 refers to outstanding warrants and 19,256,200 refers to outstanding unlisted options), and 195,263,840 (out of which, 176,947,640 refers to outstanding warrants and 18,316,200 refers to outstanding unlisted options) for the six months ended June 30, 2021.